ACQUISITIONS (Details 4) (Beans, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2011	Jan. 31, 2011	Jan. 31, 2011 Customer relationship	Jan. 31, 2011 Contingent consideration payable in March 2013	Jan. 31, 2011 Contingent consideration payable in March 2013 Maximum
ACQUISITIONS
Purchase price		$ 2,042
Cash consideration paid		574
Fair value of cash consideration				1,468
Potential consideration payable					1,787
Intangible assets acquired:
Intangible assets other than goodwill acquired			927
Goodwill		1,115
Total		2,042
Total consideration		2,042
Estimated useful life of intangible assets
Estimated useful life			6 years
Pro forma information summarizing the results of operations
Net revenues	95,179
Net income	$ 6,818
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.01
Diluted (in dollars per share)	$ 0.01